Schedule of Investments (unaudited) January 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Bear Stearns Asset Backed Securities I Trust, (1 mo. LIBOR US + 0.34%), 4.85%, 09/25/36(a)	$119	$113,542
Exeter Automobile Receivables Trust, Series 2022-5A, Class D, 7.40%, 02/15/29	100	102,933
Santander Drive Auto Receivables Trust Series 2022-4, Class B, 4.42%, 11/15/27	300	295,721
Series 2022-5, Class B, 4.43%, 03/15/27	195	192,461
Series 2022-6, Class B, 4.72%, 06/15/27	135	134,116
Series 2022-7, Class B, 5.95%, 01/17/28	300	306,398
Westlake Automobile Receivables Trust(b) Series 2021-2A, Class D, 1.23%, 12/15/26	185	171,063
Series 2022-3A, Class A3, 5.49%, 07/15/26	35	35,068

Total Asset-Backed Securities — 0.7% (Cost: $1,349,492)		1,351,302

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	30	22,889

Aerospace & Defense — 0.9%
3M Co., 4.00%, 09/14/48	20	16,762
BAE Systems Finance, Inc., 7.50%, 07/01/27(b)	195	213,940
Boeing Co. 5.81%, 05/01/50	20	20,418
5.93%, 05/01/60	63	64,378
General Dynamics Corp. 3.25%, 04/01/25	70	68,261
2.25%, 06/01/31	80	69,490
L3Harris Technologies, Inc., 3.85%, 12/15/26	145	141,041
Lockheed Martin Corp. 5.10%, 11/15/27	220	228,323
3.90%, 06/15/32	260	252,490
5.25%, 01/15/33	196	209,156
5.70%, 11/15/54	70	79,501
5.90%, 11/15/63	25	29,261
Northrop Grumman Corp., 4.03%, 10/15/47	100	88,101
Raytheon Technologies Corp. 4.13%, 11/16/28	120	117,748
3.75%, 11/01/46	180	151,338
Textron, Inc., 3.38%, 03/01/28	60	55,659

		1,805,867

Automobiles — 0.4%
Ford Motor Co., 3.25%, 02/12/32	7	5,556
General Motors Co., 5.60%, 10/15/32	100	98,790
General Motors Financial Co., Inc. 3.80%, 04/07/25	375	364,243
2.40%, 04/10/28	55	47,910
3.60%, 06/21/30	155	136,420
Honda Motor Co. Ltd., 2.53%, 03/10/27	50	46,642
Toyota Motor Credit Corp., 4.80%, 01/10/25	100	100,357

		799,918

Banks — 0.9%
Bank of Montreal, 5.20%, 12/12/24	200	201,330
BPCE SA, (1 day SOFR + 2.10%), 5.98%, 01/18/27(a)(b)	265	268,361
Huntington Bancshares, Inc., (1 day SOFR + 2.05%), 5.02%, 05/17/33(a)	195	192,338
Royal Bank of Canada 3.63%, 05/04/27	200	193,326

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada (continued)
5.00%, 02/01/33	$25	$25,378
Toronto-Dominion Bank 5.10%, 01/09/26	190	192,481
4.46%, 06/08/32	50	49,077
U.S. Bancorp, (1 day SOFR + 1.60%), 4.84%, 02/01/34(a)(c)	50	49,704
Wells Fargo & Co.(a) (1 day SOFR + 1.56%), 4.54%, 08/15/26	300	297,098
(1 day SOFR + 1.98%), 4.81%, 07/25/28	100	99,787
(1 day SOFR + 2.10%), 4.90%, 07/25/33	170	169,341
(1 day SOFR + 4.50%), 5.01%, 04/04/51	50	49,295

		1,787,516

Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc., 4.70%, 02/01/36	25	24,777
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32	150	118,562
Constellation Brands, Inc., 4.75%, 05/09/32	105	104,971
Diageo Capital PLC, 5.50%, 01/24/33	200	216,503
Keurig Dr. Pepper, Inc. 3.95%, 04/15/29	100	96,286
4.05%, 04/15/32	50	47,395
4.50%, 04/15/52	115	103,983
PepsiCo, Inc., 4.20%, 07/18/52	110	106,032

		818,509

Biotechnology — 0.3%
Amgen, Inc. 1.90%, 02/21/25	300	282,953
1.65%, 08/15/28	50	43,039
4.40%, 05/01/45	45	40,164
4.40%, 02/22/62	50	42,752
Gilead Sciences, Inc. 2.60%, 10/01/40	55	40,833
4.75%, 03/01/46	25	24,299
Regeneron Pharmaceuticals, Inc. 1.75%, 09/15/30	130	104,912
2.80%, 09/15/50	50	33,440

		612,392

Building Materials — 0.0%
Eagle Materials, Inc., 2.50%, 07/01/31	25	20,428
Masonite International Corp., Class C, 5.38%, 02/01/28(b)	3	2,808
Owens Corning, 3.95%, 08/15/29	5	4,741
Standard Industries, Inc., 5.00%, 02/15/27(b)	3	2,843

		30,820

Building Products — 0.1%
Home Depot, Inc., 4.95%, 09/15/52	40	41,209
Lowe’s Cos., Inc. 3.65%, 04/05/29	90	85,158
2.80%, 09/15/41	20	14,506
5.80%, 09/15/62	40	41,553

		182,426

Capital Markets — 0.3%
Ares Capital Corp., 2.15%, 07/15/26	50	43,693
Barings BDC, Inc., 3.30%, 11/23/26	50	44,081
Charles Schwab Corp., 2.45%, 03/03/27	50	46,521
FS KKR Capital Corp., 3.25%, 07/15/27	100	86,882

1

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Morgan Stanley, (1 year CMT + 2.43%), 5.95%, 01/19/38(a)	$95	$97,083
Nomura Holdings, Inc., 5.10%, 07/03/25	200	199,356

		517,616

Chemicals — 0.2%
CF Industries, Inc. 5.15%, 03/15/34	95	93,968
5.38%, 03/15/44	110	105,598
EIDP, Inc., 2.30%, 07/15/30	55	47,654
FMC Corp., 4.50%, 10/01/49	45	38,730
Sherwin-Williams Co., 2.95%, 08/15/29	15	13,487

		299,437

Commercial Services & Supplies — 0.0%
Herc Holdings, Inc., 5.50%, 07/15/27(b)	7	6,703

Communications Equipment — 0.2%
Motorola Solutions, Inc. 2.75%, 05/24/31	120	99,379
5.60%, 06/01/32	261	266,105
5.50%, 09/01/44	35	33,723

		399,207

Construction Materials — 0.0%
Carlisle Cos., Inc., 2.20%, 03/01/32	100	79,813

Consumer Discretionary — 0.1%
Quanta Services, Inc. 2.35%, 01/15/32	220	176,071
3.05%, 10/01/41	50	35,558

		211,629

Consumer Finance — 0.6%
American Express Co., 3.95%, 08/01/25	100	98,464
Block Financial LLC, 2.50%, 07/15/28	50	43,911
Capital One Financial Corp.(a)
(1 day SOFR + 2.37%), 5.27%, 05/10/33	39	38,241
(1 day SOFR + 2.60%), 5.82%, 02/01/34(c)	35	35,271
Discover Financial Services, 4.10%, 02/09/27	15	14,434
Global Payments, Inc. 1.20%, 03/01/26	485	431,241
3.20%, 08/15/29	90	79,932
Mastercard, Inc., 3.85%, 03/26/50	30	27,244
Moody’s Corp. 5.25%, 07/15/44	30	30,575
3.10%, 11/29/61	40	27,146
Navient Corp. 6.75%, 06/25/25	3	2,993
6.75%, 06/15/26	3	2,955
S&P Global, Inc. 2.45%, 03/01/27(b)	200	185,996
4.75%, 08/01/28(b)	40	40,584
2.30%, 08/15/60	80	48,378
Visa, Inc., 3.65%, 09/15/47	35	30,865

		1,138,230

Containers & Packaging — 0.0%
International Paper Co., 6.00%, 11/15/41	5	5,360
Packaging Corp. of America, 3.05%, 10/01/51	25	17,541

		22,901

Security	Par (000)	Value

Diversified Financial Services — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.65%, 10/29/24	$200	$187,108
3.30%, 01/30/32	150	125,941
Banco Santander SA, 5.15%, 08/18/25	200	200,075
Bank of America Corp.(a) (1 day SOFR + 1.11%), 3.84%, 04/25/25	100	98,205
(1 day SOFR + 1.33%), 3.38%, 04/02/26	310	299,867
(1 day SOFR + 1.33%), 2.97%, 02/04/33	95	81,014
(1 day SOFR + 1.75%), 4.83%, 07/22/26	190	189,522
(1 day SOFR + 1.93%), 2.68%, 06/19/41	70	51,604
(1 day SOFR + 1.99%), 6.20%, 11/10/28	810	854,177
(1 day SOFR + 2.16%), 5.02%, 07/22/33	349	348,789
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30	590	517,158
Series N, (1 day SOFR + 1.65%), 3.48%, 03/13/52	50	38,796
Bank of Nova Scotia, 3.45%, 04/11/25	200	194,213
Barclays PLC, (1 year CMT + 2.30%), 5.30%, 08/09/26(a)	200	200,013
Citigroup, Inc.(a) (1 day SOFR + 1.28%), 3.07%, 02/24/28	155	144,081
(1 day SOFR + 1.37%), 4.14%, 05/24/25	195	192,796
(1 day SOFR + 1.53%), 3.29%, 03/17/26	200	192,523
(1 day SOFR + 2.09%), 4.91%, 05/24/33	120	118,495
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28	90	84,304
(3 mo. LIBOR US + 1.34%), 3.98%, 03/20/30	110	103,447
CME Group, Inc., 2.65%, 03/15/32	50	43,820
Deutsche Bank AG, (1 day SOFR + 3.18%), 6.72%, 01/18/29(a)	200	210,447
Goldman Sachs Group, Inc. 3.80%, 03/15/30	510	479,145
(1 day SOFR + 0.73%), 1.76%, 01/24/25(a)	100	96,275
(1 day SOFR + 0.91%), 1.95%, 10/21/27(a)	220	196,928
(1 day SOFR + 1.41%), 3.10%, 02/24/33(a)	631	540,743
HSBC Holdings PLC(a) (1 day SOFR + 1.51%), 4.18%, 12/09/25	500	490,175
(1 day SOFR + 2.87%), 5.40%, 08/11/33	300	299,606
JPMorgan Chase & Co.(a) (1 day SOFR + 0.80%), 1.05%, 11/19/26	140	125,308
(1 day SOFR + 0.92%), 2.60%, 02/24/26	205	195,037
(1 day SOFR + 1.32%), 4.08%, 04/26/26	195	191,545
(1 day SOFR + 1.80%), 4.59%, 04/26/33	85	82,512
(1 day SOFR + 1.89%), 2.18%, 06/01/28	95	85,181
(1 day SOFR + 2.08%), 4.91%, 07/25/33	200	199,267
(3 mo. LIBOR US + 1.33%), 4.45%, 12/05/29	350	341,353
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28	160	153,793
Kimberly-Clark Corp., 2.88%, 02/07/50	15	11,208
Lloyds Banking Group PLC, (1 year CMT + 0.85%), 1.63%, 05/11/27(a)	200	177,734
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 0.83%), 2.34%, 01/19/28(a)	200	180,599
Mizuho Financial Group, Inc., (1 year CMT + 0.90%), 2.65%, 05/22/26(a)	200	187,518
Morgan Stanley(a) (1 day SOFR + 1.67%), 4.68%, 07/17/26	195	193,370
(1 day SOFR + 1.73%), 5.12%, 02/01/29	610	616,798
(1 day SOFR + 2.56%), 6.34%, 10/18/33	100	109,929
(3 mo. LIBOR US + 1.14%), 3.77%, 01/24/29	270	256,637

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Morgan Stanley(a) (continued)
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30	$460	$448,262
Sumitomo Mitsui Financial Group, Inc., 1.47%, 07/08/25	200	183,728

		10,319,046

Diversified Telecommunication Services — 0.8%
AT&T, Inc. 1.65%, 02/01/28	260	227,920
2.75%, 06/01/31	40	34,497
4.50%, 05/15/35	160	152,076
4.85%, 03/01/39	55	52,596
3.50%, 06/01/41	55	44,155
4.35%, 06/15/45	45	39,350
5.15%, 02/15/50	65	63,565
3.80%, 12/01/57	35	26,609
3.65%, 09/15/59	60	43,986
Verizon Communications, Inc. 1.45%, 03/20/26	210	191,248
2.10%, 03/22/28	250	222,952
2.55%, 03/21/31	220	187,780
2.65%, 11/20/40	130	93,896
4.13%, 08/15/46	30	26,008
4.86%, 08/21/46	45	43,457
3.70%, 03/22/61	20	15,193

		1,465,288

Education — 0.1%
California Institute of Technology, 3.65%, 09/01/2119	50	35,561
Massachusetts Institute of Technology, 3.96%, 07/01/38	50	47,437

		82,998

Electric Utilities — 1.9%
AEP Texas, Inc. 4.70%, 05/15/32	105	104,582
3.45%, 05/15/51	35	26,910
AEP Transmission Co. LLC Series M, 3.65%, 04/01/50	5	4,106
Series N, 2.75%, 08/15/51	100	68,408
Series O, 4.50%, 06/15/52	4	3,792
Alabama Power Co., 3.13%, 07/15/51	45	32,867
Ameren Illinois Co. 2.90%, 06/15/51	20	14,338
5.90%, 12/01/52	20	23,249
American Transmission Systems, Inc., 2.65%, 01/15/32(b)	45	38,307
Arizona Public Service Co., 2.20%, 12/15/31	45	35,751
Baltimore Gas and Electric Co., 2.90%, 06/15/50	95	68,249
Berkshire Hathaway Energy Co. 1.65%, 05/15/31	75	60,220
5.15%, 11/15/43	45	45,334
CenterPoint Energy Houston Electric LLC Sereis AJ, 4.85%, 10/01/52	40	40,367
Series AF, Class AF, 3.35%, 04/01/51	65	51,298
Commonwealth Edison Co., Series 131, 2.75%, 09/01/51	50	34,551
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/52	50	58,041
Series 20B, 3.95%, 04/01/50	60	51,378
Consumers Energy Co. 2.65%, 08/15/52	125	84,825

Security	Par (000)	Value

Electric Utilities (continued)
Consumers Energy Co. (continued)
2.50%, 05/01/60	$50	$30,350
DTE Electric Co. Series A, 4.05%, 05/15/48	65	57,904
Series B, 3.65%, 03/01/52	50	41,409
Duke Energy Carolinas LLC 4.95%, 01/15/33	60	61,612
3.45%, 04/15/51	100	78,454
3.55%, 03/15/52	75	60,658
Duke Energy Corp., 2.65%, 09/01/26	135	126,238
Duke Energy Florida LLC 3.80%, 07/15/28	170	165,892
5.95%, 11/15/52	10	11,330
Duke Energy Progress LLC 3.45%, 03/15/29	110	103,990
3.40%, 04/01/32	195	178,482
2.90%, 08/15/51	20	14,042
4.00%, 04/01/52	10	8,545
Edison International, 5.75%, 06/15/27	65	66,639
Entergy Louisiana LLC 3.10%, 06/15/41	70	55,617
4.20%, 09/01/48	25	22,157
Exelon Corp. 3.35%, 03/15/32	110	99,391
4.70%, 04/15/50	55	51,903
FirstEnergy Transmission LLC, 4.55%, 04/01/49(b)	25	21,740
Florida Power & Light Co. 4.05%, 10/01/44	60	54,227
3.15%, 10/01/49	105	81,609
Georgia Power Co., 4.75%, 09/01/40	50	47,503
Kentucky Utilities Co., 3.30%, 06/01/50	25	18,789
MidAmerican Energy Co., 2.70%, 08/01/52	40	27,951
Northern States Power Co. 2.60%, 06/01/51	45	30,812
4.50%, 06/01/52	24	23,244
NSTAR Electric Co., 4.95%, 09/15/52	20	20,490
Oglethorpe Power Corp., 5.05%, 10/01/48	10	9,196
Ohio Power Co., Series R, 2.90%, 10/01/51	20	14,080
Oncor Electric Delivery Co. LLC 5.30%, 06/01/42	55	58,107
3.10%, 09/15/49	45	34,047
Pacific Gas and Electric Co. 4.55%, 07/01/30	50	46,634
4.50%, 07/01/40	60	49,392
4.95%, 07/01/50	30	25,046
6.75%, 01/15/53	10	10,474
PacifiCorp . 4.15%, 02/15/50	15	13,226
5.35%, 12/01/53	20	21,360
PECO Energy Co. 2.85%, 09/15/51	25	17,715
4.60%, 05/15/52	45	43,559
Public Service Co. of Colorado, Series 39, 4.50%, 06/01/52	45	43,194
Public Service Co. of New Hampshire, 5.15%, 01/15/53	20	21,134
Public Service Co. of Oklahoma, 5.25%, 01/15/33	65	67,295
Public Service Electric and Gas Co. 1.90%, 08/15/31	40	33,092
3.10%, 03/15/32	2	1,811

3

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Electric and Gas Co. (continued)
3.95%, 05/01/42	$60	$53,109
2.05%, 08/01/50	34	20,620
Southern California Edison Co.
2.85%, 08/01/29	105	93,790
5.50%, 03/15/40	35	35,732
Series G, 2.50%, 06/01/31	40	34,163
Southwestern Public Service Co., Series 8, 3.15%, 05/01/50	20	15,003
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)	170	165,140
Virginia Electric and Power Co. 6.35%, 11/30/37	50	55,667
Series B, 3.75%, 05/15/27	100	97,505
Series B, 6.00%, 01/15/36	70	75,233
Series C, 4.63%, 05/15/52	20	18,777
Wisconsin Power and Light Co., 3.95%, 09/01/32	60	57,196
Xcel Energy, Inc., 4.60%, 06/01/32	55	54,457

		3,693,305

Electronic Equipment, Instruments & Components — 0.1%
Keysight Technologies, Inc., 4.60%, 04/06/27	100	100,093

Energy Equipment & Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., 4.08%, 12/15/47	60	50,397
NOV, Inc., 3.95%, 12/01/42	5	3,787

		54,184

Environmental, Maintenance & Security Service — 0.0%
Waste Connections, Inc., 3.20%, 06/01/32	85	76,224

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.
1.50%, 01/31/28	105	88,847
4.05%, 03/15/32	45	41,695
Crown Castle, Inc.
1.05%, 07/15/26	150	132,353
3.80%, 02/15/28	135	128,828
2.90%, 04/01/41	50	36,750
Equinix, Inc.
1.25%, 07/15/25	100	91,551
3.20%, 11/18/29	135	122,204
2.15%, 07/15/30	75	62,301
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	15	12,792
Kimco Realty OP LLC, 2.25%, 12/01/31	15	12,047
National Retail Properties, Inc.
3.50%, 10/15/27	40	37,158
3.50%, 04/15/51	80	58,243
Public Storage, 2.25%, 11/09/31	145	121,754
Realty Income Corp.
3.65%, 01/15/28	30	28,786
4.85%, 03/15/30	40	40,070
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27	5	4,683
Service Properties Trust, 4.35%, 10/01/24	4	3,772
VICI Properties LP
4.75%, 02/15/28	255	246,923

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
VICI Properties LP (continued) 4.95%, 02/15/30	$85	$82,199
WP Carey, Inc., 2.40%, 02/01/31	60	50,310

		1,403,266

Food & Staples Retailing — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28(b)	5	4,888
Conagra Brands, Inc.
5.30%, 11/01/38	40	40,237
5.40%, 11/01/48	30	29,607
General Mills, Inc., 2.88%, 04/15/30	65	58,078
Kraft Heinz Foods Co.
3.88%, 05/15/27	100	97,420
4.38%, 06/01/46	55	48,026
Post Holdings, Inc.(b)
5.63%, 01/15/28	5	4,813
5.50%, 12/15/29	4	3,709

		286,778

Food Products — 0.0%
Aramark Services, Inc., 5.00%, 02/01/28(b)	6	5,655

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46	115	120,278
Baxter International, Inc., 2.60%, 08/15/26	25	23,287
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31	19	15,947

		159,512

Health Care Providers & Services — 0.7%
Adventist Health System/West, 5.43%, 03/01/32	50	51,084
Aetna, Inc., 6.63%, 06/15/36	10	11,215
AmerisourceBergen Corp., 2.70%, 03/15/31	50	43,390
Baylor Scott & White Holdings, 4.19%, 11/15/45	50	45,744
CommonSpirit Health, 3.91%, 10/01/50	50	40,106
Elevance Health, Inc., 6.10%, 10/15/52	35	39,837
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/41	50	36,634
HCA, Inc.
5.38%, 02/01/25	105	105,397
5.38%, 09/01/26	105	105,618
3.50%, 09/01/30	110	98,596
3.63%, 03/15/32(b)	60	53,279
Humana, Inc., 5.75%, 03/01/28	55	57,417
Kaiser Foundation Hospitals, 4.88%, 04/01/42	50	50,678
McKesson Corp., 0.90%, 12/03/25	110	98,846
Medline Borrower LP, 3.88%, 04/01/29(b)	26	22,230
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48	50	42,142
Select Medical Corp., 6.25%, 08/15/26(b)	3	2,930
UnitedHealth Group, Inc.
5.35%, 02/15/33	240	255,776
3.25%, 05/15/51	115	89,977
5.88%, 02/15/53	70	80,150
3.88%, 08/15/59	20	16,949
6.05%, 02/15/63	55	64,344

		1,412,339

Hotels, Restaurants & Leisure — 0.3%
Cedar Fair LP, 5.25%, 07/15/29	6	5,500
Choice Hotels International, Inc., 3.70%, 12/01/29	150	135,013

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.(b)
5.50%, 04/01/27	$7	$6,789
4.75%, 01/15/28	3	2,807
Hyatt Hotels Corp., 1.80%, 10/01/24	200	189,762
Kinder Morgan, Inc., 5.20%, 06/01/33	125	124,560
McDonald’s Corp.
3.63%, 09/01/49	160	131,115
5.15%, 09/09/52	40	41,150
MGM Resorts International, 5.50%, 04/15/27	4	3,857
Six Flags Entertainment Corp., 5.50%, 04/15/27(b)	3	2,828
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)
5.50%, 03/01/25	12	11,661
5.25%, 05/15/27	6	5,668
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	5	4,463

		665,173

Household Durables — 0.1%
NVR, Inc., 3.00%, 05/15/30	230	201,083

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc.
3.75%, 06/15/24(b)	90	87,150
2.00%, 12/02/25(b)	85	76,408
5.75%, 01/15/28	4	3,833
5.25%, 06/15/29(b)	4	3,610

		171,001

Insurance — 0.5%
Aflac, Inc., 4.75%, 01/15/49	50	48,828
American International Group, Inc., 4.50%, 07/16/44	10	9,329
Aon Corp., 3.75%, 05/02/29	25	23,740
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	100	93,725
Arthur J Gallagher & Co., 3.05%, 03/09/52	45	30,772
Athene Holding Ltd., 3.95%, 05/25/51	5	3,672
Berkshire Hathaway Finance Corp., 3.85%, 03/15/52	50	43,169
Enstar Group Ltd., 3.10%, 09/01/31	70	54,082
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32(b)	105	102,201
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29	30	29,671
4.20%, 03/01/48	150	134,535
2.90%, 12/15/51	210	150,204
MetLife, Inc., 5.00%, 07/15/52	25	25,362
Progressive Corp., 3.70%, 03/15/52	30	25,287
Willis North America, Inc.
4.65%, 06/15/27	100	98,966
3.88%, 09/15/49	25	19,228

		892,771

Interactive Media & Services — 0.0%
Alphabet, Inc., 2.25%, 08/15/60	35	21,540
eBay, Inc., 2.60%, 05/10/31	20	17,059

		38,599

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc., 2.50%, 06/03/50	125	84,650
Genuine Parts Co.
1.75%, 02/01/25	150	141,021
2.75%, 02/01/32	100	83,311

Security	Par (000)	Value

Internet & Direct Marketing Retail (continued)
Meta Platforms, Inc.
3.85%, 08/15/32	$50	$46,480
4.45%, 08/15/52	65	56,764

		412,226

Internet Software & Services — 0.0%
VeriSign, Inc., 2.70%, 06/15/31	60	51,566

IT Services — 0.4%
International Business Machines Corp.
2.20%, 02/09/27	315	289,305
4.40%, 07/27/32	120	117,953
4.90%, 07/27/52	100	97,107
Leidos, Inc., 4.38%, 05/15/30	130	122,732
Verisk Analytics, Inc.
4.13%, 03/15/29	200	190,923
3.63%, 05/15/50	35	26,412

		844,432

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 2.30%, 03/12/31	130	109,055

Machinery — 0.1%
IDEX Corp., 2.63%, 06/15/31	245	209,460
John Deere Capital Corp., 4.75%, 01/20/28	60	61,271

		270,731

Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.38%, 06/01/29	7	6,475
4.75%, 03/01/30	8	6,990
Charter Communications Operating LLC/Charter
Communications Operating Capital
5.75%, 04/01/48	285	253,729
3.85%, 04/01/61	85	53,907
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/27(b)	7	6,349
Comcast Corp.
5.25%, 11/07/25	150	153,212
4.15%, 10/15/28	90	89,185
1.95%, 01/15/31	275	230,161
4.60%, 10/15/38	25	24,541
4.00%, 11/01/49	20	17,205
Cox Communications, Inc., 2.95%, 10/01/50(b)	20	13,119
FactSet Research Systems, Inc.
2.90%, 03/01/27	70	65,370
3.45%, 03/01/32	140	123,101
iHeartCommunications, Inc., 5.25%, 08/15/27(b)	4	3,583
Nexstar Media, Inc., 5.63%, 07/15/27(b)	6	5,715
Outfront Media Capital LLC/Outfront Media Capital
Corp., 5.00%, 08/15/27(b)	7	6,439
Sirius XM Radio, Inc., 5.50%, 07/01/29(b)	7	6,560
Time Warner Cable LLC, 4.50%, 09/15/42	35	27,837
Walt Disney Co., 3.60%, 01/13/51	20	16,514
Warnermedia Holdings, Inc., 3.43%, 03/15/24(b)	370	362,132

		1,472,124

Metals & Mining — 0.3%
Anglo American Capital PLC, 2.63%, 09/10/30(b)	200	169,945
Commercial Metals Co., 4.38%, 03/15/32	5	4,386
Glencore Funding LLC, 3.88%, 10/27/27(b)	115	109,651
Newmont Corp., 2.80%, 10/01/29	10	8,800
Reliance Steel & Aluminum Co., 1.30%, 08/15/25	200	183,225

5

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	$20	$14,306
Vale Overseas Ltd., 3.75%, 07/08/30	45	40,064

		530,377

Multi-Utilities — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44	40	35,024
CenterPoint Energy Resources Corp., 4.00%, 04/01/28	60	58,538
Duke Energy Corp., 5.00%, 12/08/25	60	60,432
National Fuel Gas Co., 2.95%, 03/01/31	35	28,347
NiSource, Inc., 5.00%, 06/15/52	15	14,661
Southern California Gas Co., 6.35%, 11/15/52	15	17,540
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/31	60	48,248
Southwest Gas Corp., 4.05%, 03/15/32	25	22,926

		285,716

Offshore Drilling & Other Services — 0.1%
Applied Materials, Inc., 3.30%, 04/01/27	20	19,324
KLA Corp.
3.30%, 03/01/50	70	54,324
5.25%, 07/15/62	40	41,434
Lam Research Corp., 2.88%, 06/15/50	5	3,606

		118,688

Oil, Gas & Consumable Fuels — 2.4%
Cameron Liquified Natural Gas LLC, 2.90%, 07/15/31(b)	160	143,391
Canadian Natural Resources Ltd.
2.95%, 07/15/30	20	17,491
6.50%, 02/15/37	10	10,528
Cenovus Energy, Inc., 6.75%, 11/15/39	40	43,816
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	135	136,017
3.70%, 11/15/29	200	187,820
2.74%, 12/31/39	15	12,294
Cheniere Energy Partners LP
4.50%, 10/01/29	110	103,193
3.25%, 01/31/32	118	98,510
ConocoPhillips Co.
3.76%, 03/15/42	100	88,554
3.80%, 03/15/52	65	55,606
Continental Resources, Inc., 4.90%, 06/01/44	5	4,015
DCP Midstream Operating LP, 3.25%, 02/15/32	25	21,612
Devon Energy Corp.
5.25%, 10/15/27	65	65,491
5.60%, 07/15/41	80	79,282
Diamondback Energy, Inc.
3.50%, 12/01/29	461	420,386
6.25%, 03/15/53	10	10,457
Energy Transfer LP
5.75%, 02/15/33	130	133,601
6.50%, 02/01/42	45	47,467
5.35%, 05/15/45	65	59,218
6.00%, 06/15/48	175	171,738
Enterprise Products Operating LLC
5.95%, 02/01/41	20	21,376
4.80%, 02/01/49	30	27,790
EQT Corp., 7.00%, 02/01/30	35	37,226
Equinor ASA, 3.70%, 04/06/50	55	46,822
Exxon Mobil Corp., 3.45%, 04/15/51	55	44,848
Hess Corp., 5.60%, 02/15/41	19	18,952
Kinder Morgan Energy Partners LP, 5.80%, 03/15/35	70	71,779

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.
4.80%, 02/01/33	$75	$72,523
5.55%, 06/01/45	35	34,106
Marathon Oil Corp., 6.60%, 10/01/37	5	5,291
Marathon Petroleum Corp., 4.50%, 04/01/48	35	29,705
MPLX LP
4.95%, 09/01/32	150	147,698
4.50%, 04/15/38	50	45,421
4.95%, 03/14/52	280	248,161
4.90%, 04/15/58	40	34,030
NGPL PipeCo LLC, 3.25%, 07/15/31(b)	80	67,699
Northwest Pipeline LLC, 4.00%, 04/01/27	70	67,801
ONEOK, Inc.
5.85%, 01/15/26	190	194,680
3.40%, 09/01/29	100	89,658
6.10%, 11/15/32	100	105,153
Plains All American Pipeline LP/PAA Finance Corp.,
4.90%, 02/15/45	15	12,626
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25	415	418,701
Shell International Finance BV
3.88%, 11/13/28	35	34,418
3.00%, 11/26/51	40	29,412
Suncor Energy, Inc., 6.80%, 05/15/38	20	22,469
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30	4	3,563
Targa Resources Corp.
5.20%, 07/01/27	195	196,061
4.20%, 02/01/33	65	58,906
4.95%, 04/15/52	60	51,375
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
5.00%, 01/15/28	150	146,301
4.00%, 01/15/32	69	60,251
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/30(b)	50	43,587
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	170	183,551
Williams Cos., Inc.
5.80%, 11/15/43	45	45,844
5.10%, 09/15/45	15	14,187
3.50%, 10/15/51	40	29,534

		4,671,992

Personal Products — 0.0%
Procter & Gamble Co., 1.20%, 10/29/30	50	40,691

Pharmaceuticals — 0.9%
AbbVie, Inc.
3.80%, 03/15/25	300	294,240
4.70%, 05/14/45	65	62,181
4.25%, 11/21/49	50	44,758
Astrazeneca Finance LLC, 1.75%, 05/28/28	150	131,950
Bristol-Myers Squibb Co.
3.40%, 07/26/29	200	190,618
4.25%, 10/26/49	15	13,831
2.55%, 11/13/50	80	54,493
Cigna Corp.
3.25%, 04/15/25	70	67,994
4.13%, 11/15/25	100	98,868
3.40%, 03/15/51	55	41,832
CVS Health Corp.
4.30%, 03/25/28	40	39,323
4.78%, 03/25/38	30	28,716
5.13%, 07/20/45	20	19,254

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp. (continued)
5.05%, 03/25/48	$30	$28,522
4.25%, 04/01/50	45	38,267
Johnson & Johnson, 2.45%, 09/01/60	45	30,048
Merck & Co., Inc.
1.90%, 12/10/28	220	194,163
2.90%, 12/10/61	50	34,808
Novartis Capital Corp., 2.75%, 08/14/50	25	18,689
Pfizer, Inc., 2.63%, 04/01/30	40	36,215
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	200	203,214
Zoetis, Inc., 5.60%, 11/16/32	65	69,962

		1,741,946

Real Estate — 0.1%
Prologis LP, 2.25%, 04/15/30	135	116,446
VICI Properties LP/VICI Note Co., Inc., 5.75%, 02/01/27(b)	5	4,974

		121,420

Real Estate Management & Development — 0.0%
CBRE Services, Inc., 2.50%, 04/01/31	50	41,981

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	70	50,557
4.45%, 01/15/53	50	47,673
CSX Corp.
4.75%, 11/15/48	25	24,073
4.65%, 03/01/68	20	18,218
Norfolk Southern Corp., 2.90%, 08/25/51	100	69,801
Union Pacific Corp.
2.15%, 02/05/27	200	184,282
2.97%, 09/16/62	95	65,643

		460,247

Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc., 2.95%, 10/01/51	35	25,754
Broadcom, Inc.(b)
4.00%, 04/15/29	175	164,076
2.45%, 02/15/31	275	225,744
4.15%, 04/15/32	75	68,425
4.93%, 05/15/37	105	96,376
3.50%, 02/15/41	50	38,217
3.75%, 02/15/51	75	55,717
Flex Ltd., 3.75%, 02/01/26	150	144,497
Jabil, Inc., 4.25%, 05/15/27	100	97,224
Micron Technology, Inc., 6.75%, 11/01/29	25	26,665
NVIDIA Corp., 3.50%, 04/01/50	10	8,198
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29	230	220,009
QUALCOMM, Inc.
4.65%, 05/20/35	80	81,745
4.30%, 05/20/47	30	27,752
Texas Instruments, Inc., 1.75%, 05/04/30	260	221,084

		1,501,483

Software — 0.4%
Electronic Arts, Inc., 2.95%, 02/15/51	25	17,588
Microsoft Corp., 2.68%, 06/01/60	60	41,629
Oracle Corp.
5.80%, 11/10/25	85	87,377
6.15%, 11/09/29	65	69,476
3.60%, 04/01/40	270	213,930
3.65%, 03/25/41	100	79,147

Security	Par (000)	Value

Software (continued)
Oracle Corp. (continued)
4.00%, 07/15/46	$265	$210,064
3.85%, 04/01/60	25	18,068
4.10%, 03/25/61	30	22,709
Roper Technologies, Inc., 1.00%, 09/15/25	50	45,355
Salesforce, Inc., 3.05%, 07/15/61	14	9,657
VMware, Inc., 2.20%, 08/15/31	50	39,627

		854,627

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.38%, 02/08/41	105	78,345
2.65%, 05/11/50	15	10,656
3.95%, 08/08/52	55	49,392
2.85%, 08/05/61	50	34,789
4.10%, 08/08/62	40	35,797
Dell International LLC/EMC Corp., 4.90%, 10/01/26	45	44,747
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	5	5,271
HP, Inc., 6.00%, 09/15/41	15	15,242

		274,239

Tobacco — 0.9%
Altria Group, Inc.
2.45%, 02/04/32	200	156,266
3.40%, 02/04/41	280	196,941
3.70%, 02/04/51	50	33,360
4.00%, 02/04/61	50	34,523
BAT Capital Corp.
7.75%, 10/19/32	100	111,490
3.73%, 09/25/40	80	57,924
5.65%, 03/16/52	80	71,492
BAT International Finance PLC, 4.45%, 03/16/28	245	234,489
Philip Morris International, Inc.
5.13%, 11/17/27	110	112,424
5.63%, 11/17/29	215	224,549
5.75%, 11/17/32	345	362,782
4.25%, 11/10/44	90	76,520
Reynolds American, Inc., 5.85%, 08/15/45	70	63,963

		1,736,723

Transportation Infrastructure — 0.2%
Penske Truck Leasing Co. LP / PTL Finance Corp.(b)
2.70%, 11/01/24	110	104,887
1.70%, 06/15/26	310	275,822
United Parcel Service, Inc., 5.30%, 04/01/50	25	27,336

		408,045

Utilities — 0.0%
American Water Capital Corp., 2.30%, 06/01/31	35	29,887
Vistra Operations Co. LLC, 5.00%, 07/31/27(b)	7	6,587

		36,474

Wireless Telecommunication Services — 0.7%
American Tower Corp., 1.30%, 09/15/25	100	90,972
Crown Castle, Inc., 2.50%, 07/15/31	100	84,141
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28	315	320,856
4.00%, 01/15/31	50	44,151
Rogers Communications, Inc.(b)
3.80%, 03/15/32	160	144,020
4.50%, 03/15/42	45	39,146
4.55%, 03/15/52	35	29,420
T-Mobile USA, Inc.
3.50%, 04/15/25	100	97,104

7

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
3.38%, 04/15/29	$215	$195,958
5.65%, 01/15/53	150	156,483
5.80%, 09/15/62	150	157,484
VICI Properties LP/VICI Note Co., Inc., 4.50%, 09/01/26(b)	3	2,860

		1,362,595

Total Corporate Bonds — 24.2% (Cost: $47,195,379)		47,110,566

Foreign Agency Obligations

Canada — 0.1%
Canada Government International Bond, 2.88%, 04/28/25	35	34,032
Province of Alberta Canada, 1.30%, 07/22/30	10	8,264
Province of Ontario Canada 3.10%, 05/19/27	15	14,460
2.13%, 01/21/32	35	30,220
Province of Quebec Canada
0.60%, 07/23/25	25	22,898
2.50%, 04/20/26	10	9,521
7.50%, 09/15/29	10	11,977
1.90%, 04/21/31	10	8,575

		139,947

Indonesia — 0.1%
Indonesia Government International Bond, 4.65%, 09/20/32	200	199,772

Mexico — 0.1%
Mexico Government International Bond, 3.50%, 02/12/34	205	172,405

Panama — 0.1%
Panama Government International Bond, 3.30%, 01/19/33	200	166,850

Uruguay — 0.1%
Uruguay Government International Bond, 5.75%, 10/28/34	235	260,497

Total Foreign Agency Obligations — 0.5% (Cost: $953,975)		939,471

Municipal Bonds

California — 0.1%
State of California, GO, BAB, 7.35%, 11/01/39	100	127,820

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	50	54,706

Illinois — 0.0%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series B, 6.90%, 12/01/40	50	58,633

Security	Par (000)	Value

Massachusetts — 0.0%
Commonwealth of Massachusetts, Refunding GO, Series D, 2.66%, 09/01/39	$49	$40,863
Massachusetts School Building Authority, Refunding RB, Series C, 2.95%, 05/15/43	50	37,964

		78,827

New York — 0.1%
New York City Municipal Water Finance Authority, RB, 5.95%, 06/15/42	50	58,634
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39	50	52,739
Port Authority of New York & New Jersey, RB, 168th Series, 4.93%, 10/01/51	50	51,626

		162,999

Ohio — 0.0%
American Municipal Power, Inc., RB, BAB, 5.94%, 02/15/47	50	55,322

Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 3.86%, 06/01/38	50	45,806
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43	50	39,533

		85,339

Texas — 0.1%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	50	51,580
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	50	38,290

		89,870

Total Municipal Bonds — 0.3% (Cost: $722,061)		713,516

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.7%
Barclays Mortgage Trust, Series 2021-NPL1, Class A, 2.00%, 11/25/51(b)	166	158,586
Connecticut Avenue Securities Trust(a)(b)
Series 2020-R01, Class 1M2, (1 mo. LIBOR US + 2.05%), 6.56%, 01/25/40	423	423,281
Series 2022-R01, Class 1M1, (30 day SOFR + 1.00%), 5.31%, 12/25/41	476	470,760
Series 2022-R04, Class 1M1, (30 day SOFR + 2.00%), 6.31%, 03/25/42	473	474,461
Series 2022-R06, Class 1M1, (30 day SOFR + 2.75%), 7.06%, 05/25/42	340	345,086
Credit Suisse Mortgage Trust, 4.82%, 06/25/67(b)	154	150,202
Fannie Mae, Series 2017-C07, Class 1EB2, (1 mo. LIBOR US + 1.00%), 5.51%, 05/25/30(a)	346	345,301
Fannie Mae Connecticut Avenue Securities(a)
Series 2017-C06, Class 2B1, (1 mo. LIBOR US + 4.45%), 8.96%, 02/25/30	200	209,934
Series 2018-C03, Class 1B1, (1 mo. LIBOR US + 3.75%), 8.26%, 10/25/30	250	259,903
Series 2021-R02, Class 2M1, (30 day SOFR + 0.90%), 5.21%, 11/25/41(b)	506	501,288

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)(b)
Series 2021-DNA3, Class M1, (30 day SOFR + 0.75%), 5.06%, 10/25/33	$389	$386,952
Series 2021-HQA1, Class M1, (30 day SOFR + 0.70%), 5.01%, 08/25/33	43	42,700
Series 2022-DNA4, Class M1A, (30 day SOFR + 2.20%), 6.51%, 05/25/42	424	426,972
Series 2022-HQA1, Class M1A, (30 day SOFR + 2.10%), 6.41%, 03/25/42	479	479,162
Freddie Mac Structured Agency Credit Risk Debt Notes(a)
Series 2017-DNA1, Class M2, (1 mo. LIBOR US + 3.25%), 7.76%, 07/25/29	418	430,489
Series 2017-HQA1, Class M2, (1 mo. LIBOR US + 3.55%), 8.06%, 08/25/29	135	139,598
Series 2021-DNA2, Class M1, (30 day SOFR + 0.80%), 5.11%, 08/25/33(b)	46	45,996
STACR Trust, Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 6.16%, 04/25/43(a)(b)	63	63,265

		5,353,936

Commercial Mortgage-Backed Securities — 1.2%
Bank
3.18%, 08/15/61	250	228,138
3.01%, 09/15/62	250	226,220
Benchmark Mortgage Trust, 3.76%, 08/10/48	460	446,962
Citigroup Commercial Mortgage Trust, 3.57%, 02/10/48	75	71,465
CSMC, Series 2021-BHAR, Class A, (1 mo. LIBOR US + 1.15%), 5.61%, 11/15/38(a)(b)	150	145,687
GS Mortgage Securities Trust, Series 2017-GS8, Class A4, 3.47%, 11/10/50	300	282,739
JP Morgan Chase Commercial Mortgage Securities Trust, 2.82%, 08/15/49	133	123,937
Morgan Stanley Capital I Trust, 2.78%, 08/15/49	305	283,202
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.58%, 10/15/50	200	189,401
WFRBS Commercial Mortgage Trust, 3.63%, 11/15/47	300	289,965

		2,287,716

Total Non-Agency Mortgage-Backed Securities — 3.9% (Cost: $7,629,997)		7,641,652

U.S. Government Sponsored Agency Securities

Agency Obligations(c) — 1.3%
Fannie Mae Mortgage-Backed Securities, 2.00%, 09/01/36 - 10/01/36	1,178	1,071,183
Freddie Mac Mortgage-Backed Securities
2.50%, 01/01/35	245	230,328
2.00%, 11/01/51	1,495	1,260,361

		2,561,872

Security	Par (000)	Value

Collateralized Mortgage Obligations(a) — 0.3%
Fannie Mae Connecticut Avenue Securities,
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + 4.85%), 9.36%, 10/25/29	$250	$266,443
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-HQA2, Class B1, (1 mo. LIBOR US + 4.75%), 9.26%, 12/25/29	250	265,401

		531,844

Mortgage-Backed Securities — 25.7%
Fannie Mae, 1.46%, 02/25/31(a)	150	122,952
Ginnie Mae Mortgage-Backed Securities
3.00%, 07/20/50 - 02/21/53(d)	2,003	1,842,937
2.50%, 10/20/51 - 02/21/53(c)(d)	3,610	3,218,900
2.00%, 11/20/51 - 02/21/53	2,607	2,254,167
3.50%, 02/21/53	1,505	1,422,899
4.00%, 02/21/53	974	945,541
4.50%, 02/21/53(d)	674	669,156
5.00%, 02/21/53(d)	420	422,855
5.50%, 02/21/53(d)	144	146,329
6.00%, 02/21/53	38	38,944
Uniform Mortgage-Backed Securities
2.50%, 03/01/36 - 02/13/53(c)(d)	8,031	7,134,791
2.00%, 04/01/37 - 02/13/53(c)(d)	13,413	11,510,921
1.50%, 02/16/38 - 02/13/53(d)	1,318	1,109,936
3.00%, 02/16/38 - 04/01/52(c)(d)	5,411	4,958,723
3.50%, 02/16/38 - 03/13/53(d)	4,425	4,161,983
4.00%, 02/16/38 - 02/13/53(d)	4,710	4,550,150
5.00%, 12/01/52 - 02/13/53(c)(d)	2,985	2,996,456
4.50%, 02/13/53(d)	1,645	1,624,437
5.50%, 02/13/53 - 03/13/53(d)	692	703,005
6.00%, 03/13/53	129	132,316

		49,967,398

Total U.S. Government Sponsored Agency Securities — 27.3% (Cost: $53,336,494)		53,061,114

U.S. Treasury Obligations
U.S. Treasury Bonds
3.88%, 01/15/26	9,300	9,299,274
4.00%, 11/15/42 - 11/15/52	3,900	4,066,344
3.13%, 05/15/48	3,800	3,426,531
U.S. Treasury Notes
4.25%, 12/31/24	9,000	9,000,000
3.88%, 12/31/27 - 12/31/29	11,100	11,262,094
4.13%, 11/15/32	76	79,954

Total U.S. Treasury Obligations — 19.1% (Cost: $37,325,955)		37,134,197

Total Long-Term Investments — 76.0% (Cost: $148,513,353)		147,951,818

9

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Diversified Fixed Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 39.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(e)(f)	76,933,195	$76,933,195

	Par (000)

U.S. Treasury Obligations — 9.4%
U.S. Treasury Bills, 4.65%, 04/20/23(g)	$18,500	18,318,197

Total Short-Term Securities — 49.0% (Cost: $95,251,257)		95,251,392

Options Purchased — 0.0% (Cost: $60,147)		36,286

Total Investments Before TBA Sale Commitments and Options Written — 125.0% (Cost: $243,824,757)		243,239,496

TBA Sale Commitments(d)

Mortgage-Backed Securities — (2.1)%
Ginnie Mae Mortgage-Backed Securities
2.50%, 02/21/53	(875)	(779,869)
5.00%, 02/21/53	(52)	(52,353)
Uniform Mortgage-Backed Securities
2.00%, 02/16/38	(1,046)	(950,512)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
2.50%, 02/16/38 - 03/16/38	$(749)	$(699,621)
3.50%, 02/13/53	(798)	(748,326)
4.00%, 02/13/53	(300)	(289,688)
5.00%, 02/13/53	(521)	(522,913)

Total TBA Sale Commitments — (2.1)% (Proceeds: $(4,054,873))		(4,043,282)

Options Written — (0.1)% (Premiums Received: $(276,437))		(242,471)

Total Investments, Net of TBA Sale Commitments and Options Written — 122.8% (Cost: $239,493,447)		238,953,743

Liabilities in Excess of Other Assets — (22.8)%		(44,443,605)

Net Assets — 100.0%		$194,510,138

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Represents or includes a TBA transaction. (e) Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/18/23(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$—	$76,933,195	(b)	$—	$—	$—	$76,933,195	76,933,195	$60,607	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Canadian Bond	15	03/22/23	$1,423	$(11,302)
10-Year U.S. Treasury Note	71	03/22/23	8,152	(33,144)
10-Year U.S. Ultra Long Treasury Note	13	03/22/23	1,582	(9,786)
U.S. Long Bond	68	03/22/23	8,880	(72,306)
Ultra U.S. Treasury Bond	52	03/22/23	7,439	(43,806)
Long Gilt	4	03/29/23	515	(4,652)

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Diversified Fixed Income Fund

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
2-Year U.S. Treasury Note	46	03/31/23	$9,465	$(22,699)
5-Year U.S. Treasury Note	234	03/31/23	25,612	(91,693)

				(289,388)

Short Contracts
Euro BTP	2	03/08/23	248	4,042
Euro Bund	15	03/08/23	2,231	26,568
Euro OAT	7	03/08/23	1,001	14,127
10-Year Japanese Government Treasury Bonds	2	03/13/23	2,252	5,834
10-Year Australian Treasury Bonds	10	03/15/23	850	4,955
10-Year U.S. Treasury Note	24	03/22/23	2,756	(2,219)
10-Year U.S. Ultra Long Treasury Note	8	03/22/23	973	5,927
Ultra U.S. Treasury Bond	8	03/22/23	1,145	(7,944)
2-Year U.S. Treasury Note	20	03/31/23	4,115	2,426

				53,716

				$(235,672)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,938	EUR	10,000	Bank of America N.A.	03/15/23	$37
USD	12,403	GBP	10,000	Bank of America N.A.	03/15/23	64

						101

USD	7,434	CAD	10,000	BNP Paribas S.A.	03/15/23	(84)
USD	7,511	CAD	10,000	Citibank N.A.	03/15/23	(7)

						(91)

						$10

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
5-Year U.S. Treasury Note Future	17	02/24/23	USD	108.75	USD	1,854	$4,781

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
1-Year Interest Rate Swap, 07/02/24	1-Day SOFR, 4.30%	Quarterly	4.00%	Semi-Annual	Morgan Stanley & Co. International PLC	06/30/23	4.00%	USD	18,890	$12,061
1-Year Interest Rate Swap, 07/16/24	1-Day SOFR, 4.30%	Quarterly	4.10%	Semi-Annual	Morgan Stanley & Co. International PLC	07/14/23	4.10	USD	18,890	19,444

										$31,505

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
2-Year U.S. Treasury Note Future	20	02/24/23	USD	102.62	USD	4,106	$(4,688)

11

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
1-Year Interest Rate Swap, 07/02/24	3.40%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Morgan Stanley & Co. International PLC	06/30/23	3.40%	USD	18,890	$(2,917)
1-Year Interest Rate Swap, 07/16/24	3.50%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Morgan Stanley & Co. International PLC	07/14/23	3.50	USD	18,890	(5,030)
10-Year Interest Rate Swap, 12/21/33	3.11%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Bank of America N.A.	12/19/23	3.10	USD	1,389	(46,326)
10-Year Interest Rate Swap, 01/06/34	3.16%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Bank of America N.A.	01/04/24	3.16	USD	424	(15,710)
10-Year Interest Rate Swap, 01/10/34	3.15%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Bank of America N.A.	01/08/24	3.15	USD	424	(15,554)
10-Year Interest Rate Swap, 01/12/34	3.11%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Bank of America N.A.	01/10/24	3.11	USD	1,213	(42,011)
10-Year Interest Rate Swap, 02/01/36	3.04%	Semi-Annual	1-Day SOFR, 4.30%	Quarterly	Bank of America N.A.	01/30/26	3.04	USD	129	(6,492)

										(134,040)

Put
10-Year Interest Rate Swap, 12/21/33	1-Day SOFR, 4.30%	Quarterly	3.11%	Semi-Annual	Bank of America N.A.	12/19/23	3.11	USD	1,389	(39,578)
10-Year Interest Rate Swap, 01/06/34	1-Day SOFR, 4.30%	Quarterly	3.16%	Semi-Annual	Bank of America N.A.	01/04/24	3.16	USD	424	(11,359)
10-Year Interest Rate Swap, 01/10/34	1-Day SOFR, 4.30%	Quarterly	3.15%	Semi-Annual	Bank of America N.A.	01/08/24	3.15	USD	424	(11,570)
10-Year Interest Rate Swap, 01/12/34	1-Day SOFR, 4.30%	Quarterly	3.11%	Semi-Annual	Bank of America N.A.	01/10/24	3.10	USD	1,213	(35,088)
10-Year Interest Rate Swap, 02/01/36	1-Day SOFR, 4.30%	Quarterly	3.04%	Semi-Annual	Bank of America N.A.	01/30/26	3.04	USD	129	(6,148)

										(103,743)

										$(237,783)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.20%	Annual	1-Day JPOIS, (0.01%)	Annual	N/A		01/25/25	JPY	247,700	$(250)	$9	$(259)
3.24%	Semi-Annual	6-Month EURIBOR, 2.99%	Annual	03/15/23	(a)	03/15/25	EUR	14,100	21,305	(18,618)	39,923
3.04%	Semi-Annual	6-Month EURIBOR, 2.99%	Annual	03/15/23	(a)	03/15/26	EUR	930	2,348	(1,529)	3,877
3.14%	Semi-Annual	6-Month EURIBOR, 2.99%	Annual	03/15/23	(a)	03/15/26	EUR	150	(90)	(96)	6
3.53%	Semi-Annual	3-Month Canada Bank Acceptance, 5.02%	Semi-Annual	03/15/23	(a)	03/15/26	CAD	220	734	2	732
3.57%	Quarterly	3-Month BBSW, 3.37%	Quarterly	03/15/23	(a)	03/15/26	AUD	250	243	2	241
1-Day SOFR, 4.30%	Annual	3.64%	Annual	03/15/23	(a)	03/15/26	USD	510	(999)	4	(1,003)
3.78%	Annual	1-Day SOFR, 4.30%	Annual	03/15/23	(a)	03/15/26	USD	170	(321)	(101)	(220)
1-Day SONIA, 3.43%	Annual	3.85%	Annual	03/15/23	(a)	03/15/26	GBP	580	814	2,887	(2,073)
6-Month EURIBOR, 2.99%	Annual	2.86%	Semi-Annual	03/15/23	(a)	03/15/28	EUR	6,050	(25,153)	13,933	(39,086)
3.30%	Annual	1-Day SOFR, 4.30%	Annual	03/15/23	(a)	03/15/28	USD	6,300	12,429	58	12,371
1-Day SONIA, 3.43%	Annual	3.62%	Annual	03/15/23	(a)	03/15/28	GBP	2,710	5,203	19,566	(14,363)
1-Day SOFR, 4.30%	Annual	3.18%	Annual	N/A		01/24/33	USD	179	(426)	3	(429)
6-Month EURIBOR, 2.99%	Semi-Annual	2.79%	Annual	03/15/23	(a)	03/15/33	EUR	3,090	(24,589)	8,130	(32,719)
1-Day SOFR, 4.30%	Annual	3.15%	Annual	03/15/23	(a)	03/15/33	USD	3,490	(8,331)	63	(8,394)
1-Day SOFR, 4.30%	Annual	3.15%	Annual	03/15/23	(a)	03/15/33	USD	3,390	(7,806)	61	(7,867)
1-Day SOFR, 4.30%	Annual	3.20%	Annual	03/15/23	(a)	03/15/33	USD	1,650	2,056	27	2,029
3.39%	Annual	1-Day SONIA, 3.43%	Annual	03/15/23	(a)	03/15/33	GBP	1,430	(1,969)	(17,946)	15,977
2.27%	Semi-Annual	6-Month EURIBOR, 2.99%	Annual	03/15/23	(a)	03/15/53	EUR	1,790	31,326	(2,738)	34,064

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.96%	Annual	1-Day SOFR, 4.30%	Annual	03/15/23	(a)	03/15/53	USD	1,490	$(4,116)	$53	$(4,169)
2.97%	Annual	1-Day SOFR, 4.30%	Annual	03/15/23	(a)	03/15/53	USD	720	(3,387)	22	(3,409)

									$(979)	$3,792	$(4,771)

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.32%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	01/15/33	EUR	90	$(145)	$2	$(147)
2.47%	Monthly	US CPI Urban Consumers NAS	Monthly	01/27/33	USD	680	(1,135)	14	(1,149)
2.54%	Monthly	US CPI Urban Consumers NAS	Monthly	01/31/33	USD	160	(1,284)	4	(1,288)

							$(2,564)	$20	$(2,584)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,351,302	$—	$1,351,302
Corporate Bonds	—	47,110,566	—	47,110,566
Foreign Agency Obligations	—	939,471	—	939,471
Municipal Bonds	—	713,516	—	713,516
Non-Agency Mortgage-Backed Securities	—	7,641,652	—	7,641,652
U.S. Government Sponsored Agency Securities	—	53,061,114	—	53,061,114
U.S. Treasury Obligations	—	37,134,197	—	37,134,197
Short-Term Securities
Money Market Funds	76,933,195	—	—	76,933,195
U.S. Treasury Obligations	—	18,318,197	—	18,318,197

13

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Diversified Fixed Income Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Options Purchased
Interest Rate Contracts	$4,781	$31,505	$—	$36,286
Liabilities
Investments
TBA Sale Commitments	—	(4,043,282)	—	(4,043,282)

	$76,937,976	$162,258,238	$—	$239,196,214

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$101	$—	$101
Interest Rate Contracts	63,879	109,220	—	173,099
Liabilities
Foreign Currency Exchange Contracts	—	(91)	—	(91)
Interest Rate Contracts	(304,239)	(351,774)	—	(656,013)
Other Contracts	—	(2,584)	—	(2,584)

	$(240,360)	$(245,128)	$—	$(485,488)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

BAB	Build America Bond

BBSW	Bank Bill Swap Rate

CMT	Constant Maturity Treasury

CPI	Consumer Price Index

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

STACR	Structured Agency Credit Risk

TBA	To-Be-Announced

S C H E D U L E O F I N V E S T M E N T S	14